Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 20,213	$ 17,868	$ 26,587
Short-term investments	52,413	89,713	125,527
Prepaid expenses and other current assets	1,021	2,030	2,276
Total current assets	73,647	109,611	154,390
Property and equipment, net	97	3,216	4,321
Right-of-use asset, net	0	43,659	47,039
Restricted cash	0	560	560
Other assets	0	13	99
Total assets	73,744	157,059	206,409
Current liabilities
Accounts payable and accrued liabilities	4,995	6,727	5,354
Accrued compensation	2,773	2,643	2,781
Lease liabilities, current portion	0	3,167	0
Total current liabilities	7,768	12,537	8,135
Lease liabilities, non-current	0	45,868	47,632
Total liabilities	7,768	58,405	55,767
Commitments and contingencies (Notes 8)
Stockholders' equity:
Preferred stock, $0.0001 par value; 70,000 shares authorized and no shares issued and outstanding as of December 31, 2025 and December 31, 2024	0	0	0
Common stock, $0.0001 par value; 700,000 shares authorized, 22,407 shares issued and outstanding as of December 31, 2025; 700,000 shares authorized, 22,300 shares issued and outstanding as of December 31, 2024	2	2	2
Additional paid-in-capital	362,923	358,257	351,991
Accumulated other comprehensive income (loss)	(32)	64	121
Accumulated deficit	(296,917)	(259,669)	(201,472)
Total stockholders' equity	65,976	98,654	150,642
Total liabilities and stockholders' equity	$ 73,744	$ 157,059	$ 206,409